Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers, or PEOs, and
Non-PEO
NEOs and company performance for the fiscal years listed below. The compensation & people committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown. For discussion of how our compensation & people committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 40 of this Proxy Statement.

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1 (1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Net Product Revenue(5) ($ Millions)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2024		6,776,359	—	12,973,276	2,462,405	3,526,736	68.82	113.84	674	36.50
2023	—	3,416,453	—	2,214,078	2,436,689	2,165,913	46.64	115.42	(352)	26.82
2022	4,911,049	11,744,447	3,809,001	11,143,330	1,958,794	1,440,120	58.81	111.27	(232)	11.74
2021	6,519,427	—	1,457,816	—	2,188,153	857,046	70.30	124.89	1,605	0.00
2020	7,611,975	—	4,331,979	—	2,444,510	1,212,140	90.74	125.69	(327)	0.00

(1)
Jacqualyn A. Fouse, Ph.D. (PEO 1) was our PEO for 2020, 2021 and until August 8, 2022. Brian Goff (PEO 2) has been our PEO since August 8, 2022. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020	2021	2022	2023-2024
Jonathan Biller	Jonathan Biller	Jonathan Biller	Sarah Gheuens, M.D., Ph.D.
Christopher Bowden	Christopher Bowden	Bruce Car, Ph.D.	Cecilia Jones
Bruce Car, Ph.D.	Bruce Car, Ph.D.	Sarah Gheuens, M.D., Ph.D.	James Burns
Andrew Hirsch	Sarah Gheuens, M.D., Ph.D.	Richa Poddar	Tsveta Milanova
	Richa Poddar	Cecilia Jones
	Darrin Miles	James Burns

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual amount of compensation actually earned, realized, or received by the company’s NEOs during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column for PEO 2 and the non-PEO
NEOs are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2024	6,776,359	(5,223,086)	11,420,002	12,973,276

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,462,405	(1,616,775)	2,681,106	3,526,736
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in any Prior Year for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2024	5,219,779	2,321,056	—	3,879,167	—	11,420,002

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,616,013	546,094	—	518,999	—	2,681,106

(4)
The peer group total shareholder return, or TSR, set forth in this table utilizes the NASDAQ Biotechnology Index, or NASDAQ Biotech Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2024, filed with the SEC on February 13, 2025. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined net product revenue to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2024. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Assumptions used in revenue recognition are described in Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements in our Annual Report on Form
10-K
for the year ended December 31, 2024, filed with the SEC on February 13, 2025.

Company Selected Measure Name			net product revenue
Named Executive Officers, Footnote

2020	2021	2022	2023-2024
Jonathan Biller	Jonathan Biller	Jonathan Biller	Sarah Gheuens, M.D., Ph.D.
Christopher Bowden	Christopher Bowden	Bruce Car, Ph.D.	Cecilia Jones
Bruce Car, Ph.D.	Bruce Car, Ph.D.	Sarah Gheuens, M.D., Ph.D.	James Burns
Andrew Hirsch	Sarah Gheuens, M.D., Ph.D.	Richa Poddar	Tsveta Milanova
	Richa Poddar	Cecilia Jones
	Darrin Miles	James Burns

Peer Group Issuers, Footnote	The peer group total shareholder return, or TSR, set forth in this table utilizes the NASDAQ Biotechnology Index, or NASDAQ Biotech Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
			for the year ended December 31, 2024, filed with the SEC on February 13, 2025. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NASDAQ Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2024	6,776,359	(5,223,086)	11,420,002	12,973,276

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in any Prior Year for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2024	5,219,779	2,321,056	—	3,879,167	—	11,420,002

Non-PEO NEO Average Total Compensation Amount			$ 2,462,405	$ 2,436,689	$ 1,958,794	$ 2,188,153	$ 2,444,510
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,526,736	2,165,913	1,440,120	857,046	1,212,140
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,462,405	(1,616,775)	2,681,106	3,526,736

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,616,013	546,094	—	518,999	—	2,681,106

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Cumulative TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the company’s cumulative TSR to that of the NASDAQ Biotech Index TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Product Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net product revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Cumulative TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the company’s cumulative TSR to that of the NASDAQ Biotech Index TSR over the same period.

Tabular List, Table
Tabular List of Most Important Financial and
Non-Financial
Performance Measures
The following table presents the financial and
non-financial
performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other
Non-PEO
NEOs for 2024 to company performance. Of these measures, as noted above, we have identified net product revenue to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2024.

Net Product Revenue Clinical Milestones Research Milestones

Total Shareholder Return Amount			$ 68.82	46.64	58.81	70.3	90.74
Peer Group Total Shareholder Return Amount			113.84	115.42	111.27	124.89	125.69
Net Income (Loss)			$ 674,000,000	$ (352,000,000)	$ (232,000,000)	$ 1,605,000,000	$ (327,000,000)
Company Selected Measure Amount			36,500,000	26,820,000	11,740,000	0	0
Measure:: 1
Pay vs Performance Disclosure
Name			Net Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Clinical Milestones
Measure:: 3
Pay vs Performance Disclosure
Name			Research Milestones
Jacqualyn A Fouse Ph D [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	$ 4,911,049	$ 6,519,427	$ 7,611,975
PEO Actually Paid Compensation Amount			$ 0	0	3,809,001	$ 1,457,816	$ 4,331,979
PEO Name		Jacqualyn A. Fouse, Ph.D				Jacqualyn A. Fouse, Ph.D	Jacqualyn A. Fouse, Ph.D
Brian Goff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,776,359	3,416,453	11,744,447	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 12,973,276	$ 2,214,078	$ 11,143,330	$ 0	$ 0
PEO Name	Brian Goff		Brian Goff	Brian Goff
PEO | Brian Goff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,223,086)
PEO | Brian Goff [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,420,002
PEO | Brian Goff [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,219,779
PEO | Brian Goff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,321,056
PEO | Brian Goff [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Brian Goff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,879,167
PEO | Brian Goff [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,616,775)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,681,106
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,616,013
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			546,094
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			518,999
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0